Annual Total Returns- Vanguard SP 500 Growth Index Fund (ETF) [BarChart] - ETF - Vanguard SP 500 Growth Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	4.44%	14.44%	32.57%	14.73%	5.39%	6.74%	27.21%	(0.18%)	31.03%